Note 2 - Cost of sales	12 Months Ended
Dec. 31, 2024
Note 2 - Cost of sales
Note 2 - Cost of sales

2     Cost of sales

	Year ended December 31,
	2024	2023	2022
Inventories at the beginning of the year	3,921,097	3,986,929	2,672,593
Change in inventory due to business combinations (*)	52,792	107,588	-
Plus: Charges of the year
Raw materials, energy, consumables and other	4,638,681	5,277,507	5,772,031
Services and fees	408,478	437,804	293,490
Labor cost	1,454,924	1,403,546	1,160,085
Depreciation of property, plant and equipment	483,535	424,373	465,849
Amortization of intangible assets	12,193	11,582	11,754
Depreciation of right-of-use assets	34,332	30,352	33,244
Maintenance expenses	443,498	408,410	267,294
Allowance for obsolescence	41,240	13,581	24,901
Taxes	124,500	272,120	194,736
Other	230,161	216,220	178,691
	7,924,334	8,603,083	8,402,075
Less: Inventories at the end of the year	(3,709,942)	(3,921,097)	(3,986,929)
	8,135,489	8,668,915	7,087,739

(*)	For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.